Related parties (Tables)	12 Months Ended
Dec. 31, 2021
The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2021, 2020 and 2019, were as follows:

The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2021, 2020 and 2019, were as follows:

(In thousands of Brazilian Reais)

	Base salary			Variable compensation			Stock option plan – Note 24			Total compensation
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Board of directors (*)	26,884	67,716	38,207	-	-	-	6,908	4,056	2,366	33,792	71,772	40,573
Executive officers	18,016	36,868	33,373	6,995	11,175	12,943	3,202	10,906	15,596	28,213	58,949	61,912
Fiscal Council	432	331	-	-	-	-	-	-	-	432	331	-
	45,332	104,915	71,580	6,995	11,175	12,943	10,110	14,962	17,962	62,437	131,052	102,485
% share-based payment over the total compensation							16.2%	11.4%	17.5%

(*)	Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

Schedule of related party balances and transactions

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2019

Controlling shareholders
Casino (i)	-	-	-	-	-	-	1	-	(46)	(91)	(57)
Foncière Euris (i)	-	-	-	-	-	-	1	-	(6)	(3)	(1)
Helicco Participações (i)	-	-	-	-	-	-	-	-	-	-	(3)
Geant international	-	-	-	-	-	-	-	-	-	-	(3)
Wilkes	-	-	-	-	-	-	2	-	(5)	-	-
Associates
FIC (iii)	14	15	35	31	8	12	-	-	62	55	83
Puntos Colombia (v)	-	-	42	37	-	-	58	54	(119)	(114)	(13)
Tuya (vi)	-	-	57	31	-	-	-	1	181	24	21
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	283	119	(325)	(84)	(35)
Sendas Distribuidora (viii)	2	-	370	42	15	-	103	169	1,382	-	-
Casino Group (vii)	12	13	12	12	-	-	19	19	(29)	(30)	(4)
Others	-	-	1	1	-	-	-	-	-	-	-
Total	28	28	517	154	23	12	467	362	1,095	(243)	(12)

The Company's main transactions with related parties are:

(i)	Casino: (a) “Cost Sharing and Cost Reimbursement Agreement”: signed between the Company, Sendas, Helicco Participações Ltda., Foncière Euris Casino Services and Casino, Guichard-Perrachon S.A. (“Casino”) in August 10, 2014 and July 25, 2016, respectively, to set the reimbursement rules for the Group of incurred expenses by the Casino Group companies related to activities of transfer of “know-how” to the Group and also the reimbursement of expenses of French employees (expatriates) to Casino; (b)Insurance agreements entered into between the Group and Casino for intermediation of renewals of certain insurance policies; (c) Agency Agreement signed between the Company, Sendas, Casino Internancional S.A.and Groupe Casino Limited on July 25, 2016 for the “global sourcing” (prospecting global suppliers and intermediating the purchases) provided by Casino and reimbursement for Groupe Casino Limited the Company to restore reduced profit margins as a result of promotions realized by Company in its stores; (d) Purchase Agreement signed between the Company, Sendas and E.M.C. Distribution Limited on June 6, 2019 for the import of perishable and non-perishable products on a non-exclusive basis.
(ii)	FIC: Commercial contracts to set the rules for promotion and sale of financing services provided by FIC at the Company stores for implementation the financing partnership between the Company and Itaú Unibanco S.A.
(iii)	Greenyellow: execution of (a) agreement with the Company to set the rules for the equipment installation and services provided by Greenyellow of energy efficiency solutions in the retail stores for energy reduction; (b) contracts with the Company and Sendas for the purchase of energy sold on the free market; (c) fine costs resulting from the discontinuation of Extra Hiper stores in the amount of R$180 (R$68 fully paid in 2021).
(iv)	Puntos Colombia: Éxito's customer loyalty program. Amount related to point redemption and other services.
(v)	Tuya: Financial institution that is an associate of Éxito. Amount related to participation in business collaboration agreements and expense reimbursement, discount vouchers and others.
(vi)	Casino Group: Receivable for expatriate expenses with Casino International, Distribution Casino and Casino Services. Provision of services in the importation of goods by other companies of the Casino Group.
(vii)	Sendas Distribuidora: As of December 31, 2020 Sendas is not a subsidiary of the Group. The Company is responsible for the legal proceedings of Sendas Distribuidora prior to the Assai activity. The Company signed with Sendas a separation agreement, which main terms are related to the operational steps for the separation of the remaining activities done in conjunction. Additionally, this separation agreement establishes the indemnization rights and responsibilities, over which the Company is responsible for expenses related to losses given cause by the retail activity. In the same way, the Company has the right over the gains relate to such activity. In 2021, they entered into an Agreement for the Onerous Assignment of Rights of Use of Commercial Points and Other Covenants, which consists of the sale by the Company to Sendas of 70 commercial points, which are now operated by the Company in 17 of its own properties and the others in properties leased from third parties. Of the 70 stores included in the transaction, 20 were transferred in 2021, of which 6 owned stores, receiving R$1 billion and remaining in accounts receivable with Sendas the amount of R$201 (see note 1.1).